Investment and return (Tables)	12 Months Ended
Dec. 31, 2022
Investment And Return [Abstract]
Schedule of Cash Resources and Other Financial Assets
The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is considered to be the same as the carrying amount for 2022 and 2021. The Group’s cash resources and other financial assets are shown below.

	€ million	€ million	€ million	€ million	€ million	€ million
	Current	Non-current	Total	Current	Non-current	Total
Financial assets(a)	2022	2022	2022	2021	2021	2021
Cash and cash equivalents
Cash at bank and in hand	2,553	–	2,553	2,505	–	2,505
Short-term deposits(b)	1,743	–	1,743	811	–	811
Other cash equivalents	30	–	30	99	–	99
	4,326	–	4,326	3,415	–	3,415
Other financial assets
Financial assets at amortised cost(c)	772	232	1,004	750	208	958
Financial assets at fair value through other comprehensive income(d)	–	407	407	1	526	527
Financial assets at fair value through profit or loss:
Derivatives	238	51	289	76	52	128
Other(e)	425	464	889	329	412	741
	1,435	1,154	2,589	1,156	1,198	2,354
Total	5,761	1,154	6,915	4,571	1,198	5,769
(a)For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Short-term deposits typically have maturity of up to 3 months.
(c)Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €199 million (2021: €157 million).
(d)Included within non-current financial assets at fair value through other comprehensive income are equity investments of €402 million (2021: €521 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2022 of these equity investments was €41 million (2021: €174 million).
(e)Current other financial assets at fair value through profit or loss include money market funds, marketable securities and other capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €39 million (2021: €38 million), option to acquire non-controlling interest in subsidiaries of €41 million (2021: €43 million) and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.
Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement

	€ million	€ million
Cash and cash equivalents reconciliation to the cash flow statement	2022	2021
Cash and cash equivalents per balance sheet	4,326	3,415
Less: Bank overdrafts	(101)	(106)
Add: Cash and cash equivalents included in assets held for sale	–	90
Less: Bank overdraft included in liabilities held for sale	–	(12)
Cash and cash equivalents per cash flow statement	4,225	3,387